N-4	Feb. 09, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	PLICO Variable Annuity Account S
Entity Central Index Key	0001817186
Entity Investment Company Type	N-4
Document Period End Date	Feb. 09, 2024
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]
On February 26, 2024, the following information in the "FUND APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT" section of the Updating Summary Prospectus and Prospectus is removed and replaced by the following:

Asset Allocation Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2022)			SecurePay Life Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Taxable Bond	Empower Bond Index Fund - Investor Class (formerly, Great-West Bond Index Fund)(1)(4) – Franklin Advisers, Inc. and Franklin Advisory Services, LLC	0.50%	-13.68%	-0.56%	0.54%	1

Portfolio Companies [Table Text Block]

Asset Allocation Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2022)			SecurePay Life Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Taxable Bond	Empower Bond Index Fund - Investor Class (formerly, Great-West Bond Index Fund)(1)(4) – Franklin Advisers, Inc. and Franklin Advisory Services, LLC	0.50%	-13.68%	-0.56%	0.54%	1

Empower Bond Index Fund - Investor Class (formerly, Great-West Bond Index Fund) [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower Bond Index Fund - Investor Class (formerly, Great-West Bond Index Fund)
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. and Franklin Advisory Services, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(13.68%)
Average Annual Total Returns, 5 Years [Percent]	(0.56%)
Average Annual Total Returns, 10 Years [Percent]	0.54%